Net (Loss) Income Attributable to Common Stockholders - Schedule of Antidilutive Securities Excluded from Computation of Earnings (Loss) Per Share (Details) - shares shares in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of net loss per share (in shares)	215,100	61,452
Stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of net loss per share (in shares)	31,942	0
Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of net loss per share (in shares)	18,284	0
Restricted stock and restricted stock units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of net loss per share (in shares)	96,900	61,452
Convertible Notes
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of net loss per share (in shares)	66,249	0
SPAC vesting shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of net loss per share (in shares)	1,725	0